Satellites and Other Property and Equipment - Schedule of Satellites and Other Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	$ 10,693,955	$ 9,973,711
Less: accumulated depreciation	(4,705,638)	(4,093,447)
Satellites and other property and equipment, net	5,988,317	5,880,264
Satellites And Launch Vehicles [Member]
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	9,810,941	9,154,751
Information Systems And Ground Segment [Member]
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	641,741	582,115
Buildings and other [Member]
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	$ 241,273	$ 236,845